Guinness Flight China & Hong Kong Fund

                   Guinness Flight Global Government Bond Fund

ANNUAL REPORT DECEMBER 31, 1995

GUINNESS FLIGHT

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund


February 13, 1996

Dear Guinness Flight Fund Shareholder:

We are pleased to provide you with the 1995 annual report for the Guinness Flight Investment Funds, Inc. covering both the Guinness Flight China & Hong Kong Fund and the Guinness Flight Global Government Bond Fund. We are especially pleased to report that both Funds posted favorable performance results for the year; the China & Hong Kong Fund up 20.45% and the Global Government Bond Fund up 14.50%. In addition, since our last report which covered the first half of 1995, the Guinness Flight Investment Funds have experienced significant growth in size. The China & Hong Kong Fund increased from $12.8 million in net assets as of June 30, 1995 to $55.0 million at year-end. As of the date of this letter the China & Hong Kong Fund stands at over $133 million in assets. We welcome our newest shareholders and thank all of you for your continued support.

Guinness Flight China & Hong Kong Fund

The China & Hong Kong Fund produced a total return of 20.45% for the year ending December 31, 1995. The Hang Seng Index over the same period was up 23.06%. The total return for the China & Hong Kong Fund for the six-month period ending December 31, 1995 was 10.68% as compared to the Hang Seng Index return of 9.49%. In the previous two reports to shareholders we expressed optimism that 1995 would represent a good, albeit volatile, year for the Hong Kong and China equity markets. That forecast turned out to be correct on both counts. The Hong Kong equity market gathered momentum last year largely in response to declining U.S. interest rates from mid year and the view that the property market had bottomed. The recovery of the Hang Seng Index in 1995 indicates to us that the Hong Kong market has recovered from the bear market of 1994.

Outlook

We continue to believe that China will remain one of the world's fastest growing economies, and our bullish outlook for the Hong Kong and China markets remain intact. A number of factors will continue to bolster Hong Kong equities: buoyant global liquidity conditions, low long term interest rates in the U.S., the rising likelihood of an end to real estate deflation in Hong Kong, and, an upturn in the business cycle in China. Chinese economic indicators continue to improve with inflation measured by the Retail Price Index at 14.8% for 1995, down from 21%

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund


in 1994. Despite our bullishness we continue to caution investors to expect volatility in these markets.

Guinness Flight Global Government Bond Fund

During 1995 world bond yields fell from the oversold levels of late 1994. A weaker than anticipated U.S. Dollar, falling to unsustainable levels against other major currencies during the first quarter, began to appreciate as the year progressed, improving the Fund's relative performance and narrowing the gap between the Fund and the Salomon Brothers World Government Bond Index. The Guinness Flight Global Government Bond Fund produced a total return of 14.50% for the year ending December 31, 1995, as compared with the Salomon Brothers World Government Bond Index which returned 19.04% for the same period. This under performance relative to the index was largely a result of the Fund's overweight position in U.S. dollars during the first half of the year; a period in which the U.S. dollar was surprisingly weak. This overweight position in the U.S. dollar benefited the Fund over the second half of the year as the Global Government Bond Fund returned 5.12% versus the index return of 1.87% for the six months ended December 31, 1995.

Outlook

The sharp fall in short-term interest rates and real bond yields around the world which occurred during 1995 will eventually lead to a global economic recovery. The best prospects for further bond price appreciation exist in Europe. Inflation is low and growth weak, a friendly environment for bonds. Turning to currencies, the Yen and, to a lesser extent, the core currencies of Europe remain significantly overvalued, whereas the U.S. Dollar and the Italian Lira stand out as being relatively inexpensive. It is expected that depressed economic activity in the developed world, for the time being, will continue to keep downward pressure on world interest rates.

Summary

As China and the other growing economies of Asia continue their historic expansion in coming decades, the primary source of global economic growth will be from this exciting region. In our previous report, we cited our view that this growth is causing a transfer of productive capacity from the developed western economies to the developing economies of Asia. This transfer is simultaneously causing an economic boom in Asia and deflationary pressures in the west. We continue to

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund


believe that this shift is a positive change for both the bond markets of developed economies and for equity markets of Asia.

/s/Timothy Guinness                         /s/Howard Flight
-------------------                         ----------------
Timothy Guinness                            Howard Flight



  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CHINA & HONG KONG
    FUND, HANG SENG INDEX (US$), GLOBAL GOVERNMENT BOND FUND AND THE SALOMON
                     BROTHERS' WORLD GOVERNMENT BOND INDEX.


Past performance is not predictive of future performance.

             China & Hong Kong   Hang Seng    Global Government       Salomon Bros
                  Fund            Index           Bond Fund       World Gov't Bond Index
 6/30/94          $10,000        $10,000          $10,000                $10,000
 9/30/94           10,616          9,755           10,871                 10,117
12/31/94            9,226          9,767            9,352                 10,166
 3/31/95            9,274         10,093            9,805                 11,278
 6/30/95           10,040         10,638           10,512                 11,879
 9/30/95           10,680         10,809           11,014                 11,755
12/31/95           11,112         11,183           11,501                 12,102

Average Annual Total Return       One           Since
                                  Year        Inception
China & Hong Kong Fund           20.45%          7.26%
Global Gov't Bond Fund           14.49%          7.71%

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund


                          Index to Financial Statements

Guinness Flight China & Hong Kong Fund
      Portfolio of Investments ........................................        6
      Statement of Assets and Liabilities .............................       10
      Statement of Operations .........................................       11
      Statement of Changes in Net Assets ..............................       12
      Financial Highlights ............................................       13

Guinness Flight Global Government Bond Fund
      Portfolio of Investments ........................................       14
      Statement of Assets and Liabilities .............................       17
      Statement of Operations .........................................       18
      Statement of Changes in Net Assets ..............................       19
      Financial Highlights ............................................       20

Notes to Financial Statements .........................................       21

Report of Independent Auditors ........................................       25

                     Guinness Flight China & Hong Kong Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995
----------------------------------------------------------------------------------------
Currency / Shares    COMMON STOCKS: 98.04%                              Market Value US$
----------------------------------------------------------------------------------------
                     AIR TRANSPORT, SCHED, & AIR COURIER
                     SERVICES: 2.21%
HKD        806,000   Cathay Pacific Airways, Ltd. ...................     $ 1,229,977
                                                                          -----------

                     AUTOMOTIVE DEALERS: 0.53%
HKD      1,006,000   Qingling Motors Company, Ltd. ..................         292,726
                                                                          -----------

                     BANKING: 21.25%
HKD        197,000   Dao Heng Bank Group, Ltd. ......................         708,257
HKD        428,000   Hang Seng Bank .................................       3,833,042
HKD        408,000   HSBC Holdings, PLC .............................       6,173,424
HKD        604,000   Liu Chong Hing Investment, Ltd. ................         585,839
HKD        240,000   Union Bank of Hong Kong ........................         226,576
HKD        100,000   Wing Hang Bank Limited* ........................         315,551
                                                                          -----------
                                                                           11,842,689
                                                                          -----------

                     BUILDING MATERIALS & CONSTRUCTION: 0.12%
HKD        250,000   Luoyang Glass Company, Ltd. ....................          64,339
                                                                          -----------

                     CHEMICALS: 0.33%
HKD        816,000   Yizheng Chemical Fibre Co. .....................         183,620
                                                                          -----------


                     DIVERSIFIED: 7.18%
HKD        550,000   Citic Pacific, Ltd. ............................       1,881,345
HKD        900,000   First Pacific Co. ..............................       1,000,970
HKD      1,200,000   Guangdong Investment, Ltd. .....................         721,629
US$         16,000   Jardine Matheson Holdings ......................         109,600
HKD        151,733   New World Infrastructure* ......................         290,417
                                                                          -----------
                                                                            4,003,961
                                                                          -----------

                     ELECTRICAL EQUIPMENT: 0.96%
HKD        310,000   Florens International Group, Ltd.* .............         202,457
US$          9,000   Shanghai Shangling Electrical Appliance - B ....           5,508
HKD        175,000   Varitronix International, Ltd. .................         324,766
                                                                          -----------
                                                                              532,731
                                                                          -----------

                     ELECTRIC SERVICES: 1.62%
HKD        275,500   Hong Kong Electric .............................         903,191
                                                                          -----------

                     Guinness Flight China & Hong Kong Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995, CONTINUED
----------------------------------------------------------------------------------------
Currency / Shares    COMMON STOCKS: 98.04%                              Market Value US$
----------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES: 3.87%
HKD        377,500   China Light & Power Co. ........................     $ 1,737,989
HKD        850,000   Gold Peak Industrial ...........................         420,466
                                                                          -----------
                                                                            2,158,455
                                                                          -----------

                     FINANCIAL SERVICES: 1.81%
HKD        900,000   National Mutual, Ltd. ..........................         814,743
HKD        150,000   Peregrine Investment Holdings ..................         193,986
                                                                          -----------
                                                                            1,008,729
                                                                          -----------

                     FOOD & BEVERAGE: 0.33%
HKD        600,000   Four Seas Mercantile Holdings ..................         184,287
                                                                          -----------

                     GAS PRODUCTION & DISTRIBUTION: 2.45%
HKD        850,000   Hong Kong & China Gas ..........................       1,368,574
                                                                          -----------

                     HOTELS / MOTELS: 1.23%
HKD        350,000   Assoc. International Hotels ....................         199,159
HKD        400,000   Shangri-La Asia, Ltd. ..........................         488,846
                                                                          -----------
                                                                              688,005
                                                                          -----------

                     INDUSTRIAL: 5.93%
HKD      1,200,000   Sinocan Holdings Limited .......................         426,770
HKD        291,000   Swire Pacific, Ltd. - A ........................       2,258,002
HKD      1,500,000   World Houseware Holdings, Ltd. .................         225,024
HKD      1,500,000   Yue Yuen Industrial Holdings* ..................         397,672
                                                                          -----------
                                                                            3,307,468
                                                                          -----------

                     LODGING & RESTAURANTS: 0.54%
HKD        600,000   CDL Hotel International ........................         302,619
                                                                          -----------

                     MOTORCYCLES, BICYCLES, & PARTS: 0.00%
HKD          1,200   Shenzhen China Bicycles Co. - B ................             197
                                                                          -----------

                     OPTICAL & OPHTHALMIC GOODS,
                     PHOTO EQUIPMENT: 0.71%
HKD        700,000   China - HK Photo Product Holdings, Ltd. ........         396,056
                                                                          -----------

                     Guinness Flight China & Hong Kong Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995, CONTINUED
----------------------------------------------------------------------------------------
Currency / Shares    COMMON STOCKS: 98.04%                              Market Value US$
----------------------------------------------------------------------------------------
                     PETROLEUM REFINING: 0.66%
HKD        748,000   Shanghai Petrochemical .........................     $   215,234
HKD        800,000   Zhenhai Refining & Chemical Co. ................         150,016
                                                                          -----------
                                                                              365,250
                                                                          -----------

                     REAL ESTATE - AGENTS, BROKERS &
                     MANAGERS: 0.65%
HKD        704,000   China Resources Enterprises ....................         364,177
                                                                          -----------

                     REAL ESTATE - OPERATIONS & LESSORS: 19.06%
HKD        545,000   Amoy Properties Ltd. Ord. ......................         542,709
HKD        579,000   Cheung Kong ....................................       3,526,790
US$        125,000   Hong Kong Land Holdings, Ltd. ..................         231,250
HKD        596,000   Sun Hung Kai Properties, Ltd. ..................       4,875,136
HKD        436,000   Wharf Holdings, Ltd. ...........................       1,451,924
                                                                          -----------
                                                                           10,627,809
                                                                          -----------

                     REAL ESTATE - SUBDIVIDERS, DEVELOPERS &
                     OPERATIVE BUILDERS: 8.45%
HKD        282,000   Henderson Land Company .........................       1,699,476
HKD        253,000   Hysan Development Company ......................         669,104
HKD        200,000   New Asia Realty & Trust Company ................         382,800
HKD        450,000   New World Development ..........................       1,961,203
                                                                          -----------
                                                                            4,712,583
                                                                          -----------

                     RETAILER: 1.12%
HKD        600,000   Esprit Asia Holdings, Ltd. .....................         205,626
HKD        257,000   Gold Lion Holdings, Ltd. .......................         187,785
HKD        992,000   Joyce Boutique .................................         230,921
                                                                          -----------
                                                                              624,332
                                                                          -----------

                     TELECOMMUNICATIONS: 6.28%
HKD        300,000   Chengdu Telecom Cable Company ..................          51,212
HKD      1,933,600   Hong Kong Telecommunications ...................       3,450,848
                                                                          -----------
                                                                            3,502,060
                                                                          -----------

                     WHOLESALE - APPAREL, PIECE GOODS,
                     NOTIONS: 0.36%
HKD        232,000   Giordano Holdings, Ltd. ........................         198,021
                                                                          -----------

                     WHOLESALE - GROCERIES & RELATED
                     PRODUCTS: 0.54%
HKD        700,000   Vitasoy International Holdings, Ltd. ...........         298,739
                                                                          -----------

                     Guinness Flight China & Hong Kong Fund


PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995, CONTINUED
----------------------------------------------------------------------------------------
Currency / Shares    COMMON STOCKS: 98.04%                              Market Value US$
----------------------------------------------------------------------------------------
                     WHOLESALE TRADE - MISC. WHOLESALERS: 9.85%
HKD        845,000   Hutchison Whampoa ..............................     $ 5,147,039
HKD        384,000   Li & Fung, Ltd. ................................         342,659
                                                                          -----------
                                                                            5,489,698
                                                                          -----------

                     Total Common Stocks
                        (cost $51,044,927): 98.04% ..................      54,650,293
                     Other Assets Less Liabilities: 1.96% ...........       1,089,947
                                                                          -----------
                     TOTAL NET ASSETS: 100.00% ......................     $55,740,240
                                                                          ===========


* Indicates non-income producing security.

  Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                 Gross unrealized appreciation ......     $ 4,380,224
                                 Gross unrealized depreciation ......        (774,858)
                                                                          -----------
                                       Net unrealized appreciation ..     $ 3,605,366
                                                                          ===========

Currency Legend:
      HKD  Hong Kong dollar
      US$  United States dollar


See accompanying notes to financial statements.

                     Guinness Flight China & Hong Kong Fund

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1995
-------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $51,044,927) ...............    $54,650,293
Cash .................................................................      1,610,692
Receivables:
     Fund shares sold ................................................        232,185
     Dividends and interests .........................................        117,971
Prepaid expenses .....................................................         34,265
Deferred organizational costs, net ...................................         41,177
                                                                          -----------
     Total assets ....................................................     56,686,583
                                                                          -----------

LIABILITIES
Payables:
     Due to Affiliate (Note 3) .......................................         28,814
     Securities purchased ............................................        823,025
     Dividends to shareholders .......................................         20,122
     Fund shares repurchased .........................................         21,799
Accrued expenses .....................................................         52,583
                                                                          -----------
     Total liabilities ...............................................        946,343
                                                                          -----------
NET ASSETS ...........................................................    $55,740,240
                                                                          ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     ($55,740,240/4,086,099 shares outstanding; unlimited
     number of shares authorized without par value) ..................    $     13.64
                                                                          ===========

SOURCE OF NET ASSETS
     Paid-in capital .................................................    $52,234,416
     Overdistribution of net investment income .......................           (729)
     Overdistribution of net realized gain on investments ............        (98,843)
     Net unrealized appreciation on:
         Investments .................................................      3,605,366
         Foreign currency ............................................             30
                                                                          -----------
              Net assets .............................................    $55,740,240
                                                                          ===========

See accompanying notes to financial statements.

                     Guinness Flight China & Hong Kong Fund


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------
                                                                       For the Year
                                                                           ended
                                                                     December 31, 1995
--------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends .......................................................         $   656,972
Interests .......................................................              33,783
                                                                          -----------
     Total investment income ....................................             690,755
EXPENSES
Advisory fees (Note 3) ..........................................             197,173
Administration fee (Note 3) .....................................              49,293
Custodian .......................................................              74,889
Accounting ......................................................              44,387
Transfer agent fees .............................................              88,488
Auditing fees ...................................................              18,869
Legal fees ......................................................              59,689
Directors' fees .................................................              15,958
Registration fees ...............................................              18,378
Reports to shareholders .........................................               8,976
Deferred organization costs amortization ........................              11,717
Miscellaneous ...................................................              12,046
                                                                          -----------
     Total expenses .............................................             599,863
     Less: Expenses paid indirectly (Note 2) ....................              (5,162)
           Expenses reimbursed (Note 3) .........................            (204,298)
                                                                          -----------
     Net expenses ...............................................             390,403
                                                                          -----------
         NET INVESTMENT INCOME ..................................             300,352
                                                                          -----------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain from investments ..............................              28,920
Net realized loss from foreign currency .........................              (6,121)
Net unrealized appreciation on investments ......................           3,847,844
                                                                          -----------
     Net realized and unrealized gain on investments ............           3,870,643
                                                                          -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......         $ 4,170,995
                                                                          ===========

See accompanying notes to financial statements.

                     Guinness Flight China & Hong Kong Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                       For the Year         June 30, 1994*
                                                          ended                through
                                                    December 31, 1995     December 31, 1994
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income ......................          $    300,352           $     4,814
Net realized gain from investments .........                28,920                10,016
Net realized loss on foreign currency ......                (6,121)                  -0-
Net unrealized appreciation (depreciation)
     on investments ........................             3,847,844              (242,448)
                                                      ------------           -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ..........             4,170,995              (227,618)
                                                      ------------           -----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income ..              (301,331)               (4,564)
Distributions from taxable realized gains ..              (123,918)               (7,740)
                                                      ------------           -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...              (425,249)              (12,304)
                                                      ------------           -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..................            57,621,477             4,610,830
Net asset value of shares issued on
     reinvestment of distributions .........               395,581                11,396
Cost of shares redeemed ....................            (8,309,577)           (2,145,291)
                                                      ------------           -----------
Net increase from capital share transactions            49,707,481             2,476,935
                                                      ------------           -----------
     TOTAL INCREASE IN NET ASSETS ..........            53,453,227             2,237,013

NET ASSETS
Beginning of period ........................             2,287,013                50,000
                                                      ------------           -----------
END OF PERIOD (including (overdistributed)
     undistributed net investment income of
     $(729) and $250, respectively) ........          $ 55,740,240           $ 2,287,013
                                                      ============           ===========

CHANGES IN SHARES
Shares sold ................................             4,513,348               363,879
Shares reinvested from distributions .......                29,558                   994
Shares redeemed ............................              (656,232)             (169,448)
                                                      ------------           -----------
Net increase ...............................             3,886,674               195,425
                                                      ============           ===========

*Commencement of operations.

See accompanying notes to financial statements.

                     Guinness Flight China & Hong Kong Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------------------------------
                                                          For the Year          June 30, 1994*
                                                             Ended                 through
                                                        December 31, 1995     December 31, 1994
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ................        $ 11.47                $12.50
Income from investment operations:
      Net investment income .........................            .14                   .04
      Net realized and unrealized gain (loss)
            on investments ..........................           2.20                  (.96)
                                                             -------                ------
Total from investment operations ....................          13.81                  (.92)
                                                             -------                ------
Less distributions:
      Dividends from net investment income ..........           (.14)                 (.04)
      Distributions from taxable net
            capital gains ...........................           (.03)                 (.07)
                                                             -------                ------
Total distributions .................................           (.17)                 (.11)
                                                             -------                ------
Net asset value, end of period ......................        $ 13.64                $11.47
                                                             =======                ======

Total return ........................................          20.45%                (7.74)%

Ratios/supplemental data:
Net assets, end of period (thousands) ...............        $55,740                $2,287
Ratio of expenses to average net assets:
      Before expense reimbursement ..................           3.02%++              19.92%+
      After expense reimbursement ...................           1.98%                 2.00%+
Ratio of net investment income to average net assets:
      Before expense reimbursement ..................           0.49%               (17.15)%+
      After expense reimbursement ...................           1.52%                 0.78%+
Portfolio turnover rate .............................          10.89%                27.25%

*Commencement of operations.

+Annualized.

++Includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the "ratio of expenses to average net assets before expense reimbursement" would have been 3.04%.

See accompanying notes to financial statements.

                   Guinness Flight Global Government Bond Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995
--------------------------------------------------------------------------------------
Principal Amount     GOVERNMENT BONDS: 93.11%                         Market Value US$
--------------------------------------------------------------------------------------
                     BRITISH POUND: 13.02%
          40,000     Italy, 10.500%, due 4/28/2014 ...............           $ 70,841
          45,000     United Kingdom Treasury, 9.750%,
                        due 8/27/2002 ............................             79,330
                                                                              150,171

                     CANADIAN DOLLAR: 6.59%
         100,000     Canada, 7.500%, due 9/1/2000 ................             76,044

                     DANISH DRONER: 4.86%
         280,000     Denmark, 9.000%, due 11/15/2000 .............             56,025

                     EUROPEAN CURRENCY UNIT: 6.48%
          40,000     France O.A.T., 6.000%, due 4/25/2004 ........             48,244
          20,000     France O.A.T., 7.500%, due 4/25/2005 ........             26,437
                                                                               74,681

                     FRENCH FRANC: 12.54%
         230,000     France O.A.T., 7.750%, due 10/25/2005 .......             50,504
         330,000     France O.A.T., 6.000%, due 10/25/2025 .......             55,768
         180,000     France O.A.T., 7.000%, due 10/12/2000 .......             38,387
                                                                              144,659

                     GERMAN MARKS: 11.53%
         145,000     Germany, 6.875%, due 5/12/2005 ..............            106,977
          40,000     Germany, 6.250%, due 1/4/2024 ...............             25,972
                                                                              132,949

                     ITALIAN LIRA: 2.99%
      55,000,000     Italy BTPS, 10.500%, due 4/1/2005 ...........             34,483

                     NORWEGIAN KRONER: 2.52%
          75,000     Norway, 9.500%, due 10/21/2002 ..............             14,011
         100,000     Norway, 5.750%, due 11/30/2004 ..............             15,104
                                                                               29,115

                     SPANISH PESETA: 4.70%
       3,500,000     Spain, 11.450%, due 8/30/1998 ...............             30,231
       2,650,000     Spain, 12.250%, due 3/25/2000 ...............             23,926
                                                                               54,157

                   Guinness Flight Global Government Bond Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995
--------------------------------------------------------------------------------------
Principal Amount     GOVERNMENT BONDS: 93.11%                         Market Value US$
--------------------------------------------------------------------------------------
                     UNITED STATES DOLLAR: 27.88%
           100,000   U.S. Treasury Note, 6.750%, due 4/30/2000 ....       $   105,281
            75,000   U.S. Treasury Note, 6.125%, due 7/31/2000 ....            77,250
           120,000   U.S. Treasury Note, 7.875%, due 11/15/2004 ...           139,013
                                                                          -----------
                                                                              321,544
                                                                          -----------
                     Total Government Bonds
                        (cost $1,037,281): 93.11% .................         1,073,828
                                                                          -----------


--------------------------------------------------------------------------------------
                    FORWARD CONTRACTS: (0.26)%                   Unrealized Gain/Loss
--------------------------------------------------------------------------------------
Purchase            Sell                                  Settlement Date
U.S. $ 67,239     Italian Lira 109,888,005                   1/11/96          $ 1,874
U.S. $ 57,325     Danish Krone 327,153                       1/11/96           (1,562)
U.S. $ 60,285     Swedish Krona 426,880                      1/11/96            3,990
U.S. $149,233     British Pound Sterling 95,018              1/11/96              452
U.S. $217,064     French Franc 1,077,945                     1/11/96            2,484
U.S. $ 76,770     New Zealand Dollar 117,781                 1/11/96             (301)
U.S. $155,911     European Currency Unit 122,198             1/11/96           (1,130)
U.S. $ 50,548     Canadian Dollar 68,037                     1/11/96              681
U.S. $ 97,000     Japanese Yen 9,601,060                     1/11/96            3,879
U.S. $122,838     German Deutschemark 180,266                1/11/96            2,840
U.S. $130,495     Netherlands Guilder 205,008                1/11/96           (2,772)
U.S. $ 53,867     Swiss Franc 61,022                         1/11/96             (886)
U.S. $128,139     Netherlands Guilder 202,177                4/18/96            1,491
U.S. $118,729     Swedish Krona 809,326                      4/18/96           (2,856)
U.S. $200,278     European Currency Unit 154,591             4/18/96             (693)
U.S. $ 61,277     Norwegian Krone 389,200                    4/18/96               33
U.S. $105,467     New Zealand Dollar 161,747                 4/18/96              367
U.S. $346,044     Japanese Yen 33,816,161                    4/18/96           (5,949)
U.S. $ 50,000     Swiss Franc 58,015                         4/18/96             (881)
U.S. $578,718     German Deutschemark 813,701                4/18/96           (3,455)
U.S. $245,646     Australian Dollar 329,325                  4/18/96              313
U.S. $360,855     Canadian Dollar 491,620                    4/18/96              (41)
U.S. $130,921     Danish Krone 712,912                       4/18/96              323
U.S. $ 80,135     British Pound Sterling 51,321              4/18/96             (177)
U.S. $202,677     Italian Lira 331,957,297                   4/18/96           (1,766)
U.S. $121,392     Spanish Peseta 15,024,831                  4/18/96             (340)
U.S. $268,674     French Franc 1,329,839                     4/18/96            1,087
                                                                              -------
     Total Forward Contracts                                                   (2,995)
                                                                              -------

                   Guinness Flight Global Government Bond Fund

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1995
-----------------------------------------------------------------------------------------
                                                                         Market Value US$
-----------------------------------------------------------------------------------------
                     Total Investments: (cost $1,037,281+) 92.85% .....    $1,070,833
                     Other Assets Less Liabilities: 7.15% .............        82,517
                                                                           ----------
                  TOTAL NET ASSETS: 100.00% ...........................    $1,153,350
                                                                           ==========

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                                 Gross unrealized appreciation ........    $   56,459
                                 Gross unrealized depreciation ........       (22,907)
                                                                           ----------
                                        Net unrealized appreciation ...    $   33,552
                                                                           ==========

See accompanying notes to financial statements.

                   Guinness Flight Global Government Bond Fund

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1995
------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $1,037,281) ...          $ 1,073,828
Cash ....................................................               83,698
Interest receivable .....................................               30,149
Prepaid expenses ........................................                1,333
Deferred organizational costs, net ......................               41,177
                                                                   -----------
     Total assets .......................................            1,230,185
                                                                   -----------

LIABILITIES
Dividends payable to shareholders .......................               25,177
Due to Affiliate (Note 3) ...............................               12,698
Accrued expenses ........................................               38,960
                                                                   -----------
     Total liabilities ..................................               76,835
                                                                   -----------
NET ASSETS ..............................................          $ 1,153,350
                                                                   ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
     ($1,153,350/90,339 shares outstanding; unlimited
     number of shares authorized without par value) .....          $     12.77
                                                                   ===========

SOURCE OF NET ASSETS
     Paid-in capital ....................................          $ 1,121,245
     Undistributed net investment income (including
         equalization credits of $2,413) ................                8,667
     Overdistribution of net realized gain on investments              (10,086)
     Net unrealized appreciation on:
         Investments ....................................               33,552
         Foreign currency ...............................                  (28)
                                                                   -----------
              Net assets ................................          $ 1,153,350
                                                                   ===========

See accompanying notes to financial statements.

                   Guinness Flight Global Government Bond Fund

STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------
                                                                   For the Year
                                                                       Ended
                                                                 December 31, 1995
----------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Interest ...................................................          $  72,291
                                                                      ---------
EXPENSES
Advisory fees (Note 3) .....................................              7,425
Administration fee (Note 3) ................................             40,000
Custodian ..................................................              5,406
Accounting .................................................             43,087
Transfer agent fees ........................................             35,885
Auditing fees ..............................................             15,958
Legal fees .................................................             11,944
Directors' fees ............................................             15,958
Registration fees ..........................................             18,378
Reports to shareholders ....................................              4,976
Deferred organization costs amortization ...................             11,717
Miscellaneous ..............................................              5,094
                                                                      ---------
     Total expenses ........................................            215,828
     Less: Expenses paid indirectly (Note 2) ...............             (1,499)
           Expenses reimbursed (Note 3) ....................           (197,114)
                                                                      ---------
     Net expenses ..........................................             17,215
                                                                      ---------
         NET INVESTMENT INCOME .............................             55,076
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain from investments .........................             33,385
Net realized loss from foreign currency ....................            (12,113)
Net unrealized appreciation on investments .................             52,690
Net unrealized loss on foreign currency ....................                (28)
                                                                      ---------
     Net realized and unrealized gain on investments .......             73,934
                                                                      ---------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..          $ 129,010
                                                                      =========

See accompanying notes to financial statements.

                   Guinness Flight Global Government Bond Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                      For the Year         June 30, 1994*
                                                          ended                through
                                                   December 31, 1995     December 31, 1994
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income ......................          $    55,076           $  13,218
Net realized gain from investments .........               33,385              (6,181)
Net realized loss on foreign currency ......              (12,113)                -0-
Net unrealized appreciation (depreciation)
     on investments ........................               52,690             (19,138)
Net unrealized depreciation on foreign
     currency ..............................                  (28)                -0-
                                                      -----------           ---------

     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ..........              129,010             (12,101)
                                                      -----------           ---------

NET EQUALIZATION CREDITS ...................                1,667                 746
                                                      -----------           ---------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends paid from net investment income ..              (51,665)            (10,375)
Distributions from net capital gains .......              (25,177)                -0-
                                                      -----------           ---------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...              (76,842)            (10,375)
                                                      -----------           ---------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold ..................            1,144,047             819,678
Net asset value of shares issued on
     reinvestment of distributions .........               44,505               8,348
Cost of shares redeemed ....................             (840,420)           (104,913)
                                                      -----------           ---------
Net increase from capital share transactions              348,132             723,113
                                                      -----------           ---------
     TOTAL INCREASE IN NET ASSETS ..........              401,967             701,383

NET ASSETS

Beginning of period ........................              751,383              50,000
                                                      -----------           ---------
END OF PERIOD (including undistributed net
     investment income of $8,667 and
     $3,589, respectively) .................          $ 1,153,350           $ 751,383
                                                      ===========           =========

CHANGE IN SHARES

Shares sold ................................               90,886              66,556
Shares issued from dividend distributions ..                3,547                 689
Shares redeemed ............................              (66,716)             (8,624)
                                                      -----------           ---------
Net increase ...............................               27,717              58,621
                                                      ===========           =========

*Commencement of operations.

See accompanying notes to financial statements.

                   Guinness Flight Global Government Bond Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------------------------
                                                             For the Year         June 30, 1994*
                                                                 ended               through
                                                           December 31, 1995    December 31, 1994
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................          $   12.00            $   12.50
Income from investment operations:
      Net investment income .........................                .69                  .29
      Net realized and unrealized gain (loss)
      on investments ................................               1.01                 (.58)
                                                               ---------            ---------
Total from investment operations ....................               1.70                 (.29)
                                                               ---------            ---------
Less distributions:
      Dividends from net investment income ..........               (.65)                (.21)
      Distributions from net capital gains ..........               (.28)                 -0-
                                                               ---------            ---------
Total distributions .................................               (.93)                (.21)
                                                               ---------            ---------
Net asset value, end of period ......................          $   12.77            $   12.00
                                                               =========            =========


Total return ........................................              14.49%               (2.33)%


Ratios/supplemental data:

Net assets, end of period (thousands) ...............          $   1,153            $     751
Ratio of expenses to average net assets:
      Before expense reimbursement ..................              21.52%++             40.78%+
      After expense reimbursement ...................               1.73%                1.75%+
Ratio of net investment income to average net assets:

      Before expense reimbursement ..................             (14.26)%             (34.18)%+
      After expense reimbursement ...................               5.53%                4.86%

Portfolio turnover rate .............................             202.54%               46.15%


*Commencement of operations.

+Annualized.

++Includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the "ratio of expenses to average net assets before expense reimbursement" would have been 21.68%.

See accompanying notes to financial statements.

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

The Guinness Flight Investment Funds, Inc. (the "Guinness Funds") is a Maryland Corporation incorporated on January 7, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. Currently, the Guinness Funds offer two separate series portfolios: Guinness Flight China & Hong Kong Fund (the "China Fund"), and Guinness Flight Global Government Bond Fund (the "Global Government Fund") (collectively, the "Funds"). The China Fund seeks to provide investors with long-term capital growth. The Global Government Fund intends to provide investors with current income while seeking opportunities for capital appreciation. The Funds began operations on June 30, 1994.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there has been no sale are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments.

     Dividend and interest income are translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to dividend and interest income and other foreign-currency denominated payables and

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
receivables are included in realized and unrealized gain (loss) on foreign currency on the accompanying Statements of Operations.

     B. Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates and at specified rates, and is subject to the risks of foreign exchange fluctuations.Counterparties to these forward contracts are major U.S. financial institutions.

     The Global Government Fund held forward foreign currency exchange contracts with face value of $174,542, at December 31, 1995. The monthly average fair values during 1995 and net trading loss for the year ended December 31, 1995 were $168,013 and $19,199, respectively. The China Fund did not utilize any forward contracts during 1995.

     C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

     E. Equalization. The Global Government Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Fund's shares.

     F. Deferred Organization Costs. The Funds have each incurred expenses of $58,785 in connection with their organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Funds commenced investment operations. In the event that any of the initial shares of either Fund are redeemed by the holder during the period of amortization of the Funds' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

     G. Expenses Paid Indirectly. Under terms of the Custodian Agreement, the Funds earn credits, based on custody cash balances, to be applied to custodian fees. Such credits earned by the China Fund and Global Government Fund for the year ended December 31, 1995 were $5,162 and $1,499, respectively.

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     H. Concentration of Risk. The China Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The consequences of political, social or economic changes in China may affect the market prices of the China Fund's investments and any income generated, as well as the Fund's ability to repatriate such amounts. The Global Government Fund invests substantially in bonds issued by various European governments, and is subject to the risks of foreign exchange fluctuations and local political situations.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Guinness Funds, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Flight Investment Management Limited (the "Advisor"), to provide the Funds with investment management services. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% and 0.75%, for the China Fund and Global Government Fund, respectively, based upon the average daily net assets of the Funds. In order to maintain the Funds' operating expenses at 1.98% and 1.73% of average daily net assets of the China Fund and Global Government Fund, respectively, the Advisor has reimbursed the China Fund and Global Government Fund, $149,856 and $126,986, respectively, for the year ended December 31, 1995.

The Funds are responsible for their own operating expenses. The Advisor and Administrator have agreed to limit the Funds' aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Funds' shares are offered for sale. Currently, the most stringent limits prescribed are 2.50% of the first $30 million of net assets and reduced amounts thereafter.

Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives an annual fee equal to the greater of 0.25 of 1% of the Funds' average daily net assets or $40,000 for each of the Funds. In order to maintain the Funds' operating expenses at 1.98% and 1.73% of average daily net assets of the China Fund and Global Government Fund, respectively, the Administrator has reimbursed the China Fund and Global Government Fund, $54,442 and $70,128, respectively, during the year ended December 31, 1995.

                     Guinness Flight China & Hong Kong Fund
                   Guinness Flight Global Government Bond Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The Funds will reimburse the Advisor and Administrator in subsequent years when operating expenses (before reimbursements) are less than the applicable percentage limitation in effect at that time for each of the Fund.

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and Directors of the Guinness Funds are also officers and/or Directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 1995, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government obligations and short-term securities, were $50,798,794 and $2,142,340, respectively, for the China Fund and $1,626,350 and $1,237,303, respectively, for the Global Government Fund.

Purchases and sales of U.S. Government obligations by the Global Government Fund were $356,065 and $453,598, respectively.

NOTE 5 - LINE OF CREDIT

The Funds have a $1,250,000 unsecured line of credit with a bank that expires on October 11, 1996. The interest rate on the line of credit is the bank's base rate, as revised from time to time. At December 31, 1995, the Funds had no outstanding borrowings under the line of credit.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE
     GUINNESS FLIGHT CHINA & HONG KONG FUND
     AND GUINNESS FLIGHT GLOBAL GOVERNMENT BOND FUND

We have audited the accompanying statements of assets and liabilities of the Guinness Flight China & Hong Kong Fund and Guinness Flight Global Government Bond Fund, (collectively, the "Funds"), series of Guinness Flight Investment Funds, Inc. including the portfolios of investments, as of December 31, 1995, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the period from June 30, 1994 (commencement of operations) through December 31, 1994, were audited by other auditors whose report dated February 8, 1995 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Guinness Flight China & Hong Kong Fund and Guinness Flight Global Government Bond Fund as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Los Angeles, California
January 24, 1996

This report is intended for the shareholders of the Guiness Flight Funds and should not be used as sales literature unless accompanied or preceded by the Fund's current prospectus.